Discontinued Operations Sold (Details) - Schedule of Recognized in Discontinued Operations in the Statement of Profit or Loss - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Poland [Member]
Schedule of Recognized in Discontinued Operations in the Statement of Profit or Loss [Line Items]
Revenues		$ 2,952	$ 106	$ 7,116	$ 7,593	$ 10,709
Operating Expenses
Cost of revenues		(1,020)	(101)	(3,021)	(3,768)	(4,104)
Depreciation, amortization, and accretion		(648)	(123)	(1,909)	(2,563)	(2,482)
Gain (Loss) on disposal of asset			3,484
Total operating expenses		(1,668)	3,260	(4,930)	(6,461)	(6,586)
Income/(loss) from discontinued operations		1,284	3,366	2,186	1,132	4,123
Other income/(expense):
Interest expense		(1,425)	(688)	(3,996)	(5,650)	(3,893)
Other expense		(104)		(189)	(157)	(30)
Total other expenses		(1,529)	(688)	(4,185)
Income/(Loss) before provision for income taxes		(245)	2,678	(1,999)	17,573	3,923
Income taxes						(21)
Net income/(loss) from discontinued operations		(245)	2,678	(1,999)	(16,441)	200
Impact of discontinued operations on EPS
Net income/(loss) attributable to common stockholders, basic		(245)	2,678	(1,999)	(16,441)	179
Net income/(loss) attributable to common stockholders, diluted		$ (245)	$ 2,678	$ (1,999)	$ (16,441)	$ 179
Net income/(loss) per share attributable to common stockholders, basic (in Dollars per share)		$ (0.11)	$ 0.81	$ (0.87)	$ (0.28)	$ 0
Net income/(loss) per share attributable to common stockholders, diluted (in Dollars per share)		$ (0.11)	$ 0.81	$ (0.87)	$ 0	$ 0
Weighted-average common stock outstanding, basic (in Shares)		2,300,000	3,311,194	2,300,000	57,862,598	57,500,000
Weighted-average common stock outstanding, diluted (in Shares)		2,300,000	3,311,194	2,300,000	57,862,598	57,500,000
Netherlands [Member]
Schedule of Recognized in Discontinued Operations in the Statement of Profit or Loss [Line Items]
Revenues		$ 546	$ 16	$ 2,727	$ 2,840	$ 1,596
Operating Expenses
Cost of revenues		(142)	(115)	(393)	(450)	(368)
Depreciation, amortization, and accretion		(64)	(57)	(300)	(400)	(500)
Gain (Loss) on disposal of asset			(1,222)
Total operating expenses		(206)	(1,394)	(693)	(857)	(868)
Income/(loss) from discontinued operations		340	(1,378)	2,034	1,983	728
Other income/(expense):
Interest expense		(275)	(113)	(800)	(1,131)	(787)
Other expense				(61)	(62)
Total other expenses		(275)	(113)	(861)
Income/(Loss) before provision for income taxes		65	(1,491)	1,173	1,193	787
Income taxes		(161)		(161)	(161)
Net income/(loss) from discontinued operations		(96)	(1,491)	1,012	790	(59)
Impact of discontinued operations on EPS
Net income/(loss) attributable to common stockholders, basic		(96)	(1,491)	1,012	629	(59)
Net income/(loss) attributable to common stockholders, diluted		$ (96)	$ (1,491)	$ 1,012	$ 629	$ (59)
Net income/(loss) per share attributable to common stockholders, basic (in Dollars per share)		$ (0.04)	$ (0.45)	$ 0.44	$ 0.01	$ 0
Net income/(loss) per share attributable to common stockholders, diluted (in Dollars per share)		$ (0.04)	$ (0.45)	$ 0.44	$ 0.01	$ 0
Weighted-average common stock outstanding, basic (in Shares)		2,300,000	3,311,194	2,300,000	57,862,598	57,500,000
Weighted-average common stock outstanding, diluted (in Shares)		2,300,000	3,311,194	2,300,000	57,862,598	57,500,000